Variable interest entities and securitizations	6 Months Ended
Sep. 30, 2023
Text Block [Abstract]
Variable interest entities and securitizations
15. Variable interest entities and securitizations
Variable interest entities
In the normal course of business, the MHFG Group is involved with VIEs primarily through the following types of transactions: asset-backed commercial paper/loan programs, asset-backed securitizations, investments in securitization products, investment funds, trust arrangements, structured finance, and funding vehicles. The Group consolidates certain of these VIEs, where the Group is deemed to be the primary beneficiary because it has both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Group reassesses whether it is the primary beneficiary on an ongoing basis as long as the Group has any continuing involvement with the VIE. There are also other VIEs, where the Group has determined that it is not the primary beneficiary but has significant variable interests. In evaluating the significance of the variable interests, the Group takes into consideration the extent of its involvement with each VIE, such as the seniority of its investments, the share of its holding in each tranche and the variability it expects to absorb, as well as other relevant facts and circumstances. The likelihood of loss is not necessarily relevant to the determination of significance, and therefore, “significant” does not imply that there is high likelihood of loss. The maximum exposure to loss that is discussed in this section refers to the maximum loss that the Group could possibly be required to record in its consolidated statements of income as a result of its involvement with the VIEs. This represents exposures associated with both on-balance-sheet
assets and
off-balance-sheet
liabilities related to the VIEs. Further, this maximum potential loss is disclosed regardless of the probability of such losses and, therefore, it is not indicative of the ongoing exposure which is managed within the Group’s risk management framework.

The table below shows the consolidated assets of the MHFG Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2023 and September 30, 2023:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2023	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	3,082	—	—
Asset-backed securitizations	1,514	224	134
Investments in securitization products	387	—	—
Investment funds	2,294	3,397	845
Trust arrangements and other	4,877	—	—

Total	12,154	3,621	979

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2023	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	3,318	—	—
Asset-backed securitizations	1,580	219	134
Investments in securitization products	386	—	—
Investment funds	2,476	3,816	952
Trust arrangements and other	4,694	—	—

Total	12,454	4,035	1,086

As of March 31, 2023 and September 30, 2023, the noncontrolling interests in consolidated VIEs amounted to ¥719 billion and ¥802 billion, respectively, and are included in the
MHFG
Group’s equity-classified noncontrolling interests.
The
 MHFG
Group has not provided financial or other support to consolidated or unconsolidated VIEs that the Group was not previously contractually required to provide.
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2023 and September 30, 2023:

Assets on the MHFG Group’s balance sheets related to unconsolidated VIEs:	March 31, 2023	September 30, 2023

	(in billions of yen)
Trading account assets	83	98
Investments	482	545
Loans	154	160

Total	719	803

Liabilities on the MHFG Group’s balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2023	September 30, 2023

	(in billions of yen)

Trading account liabilities	1	2

Total	1	2

Maximum exposure to loss (Note)	979	1,086

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.

In the table above the nature of the MHFG Group’s variable interest can take different forms, as described further in the notes below. Additionally, the Group’s exposure to the obligations of VIEs is generally limited to its interest in these entities. In certain instances the Group provides undrawn commitments to the VIEs.
The MHFG Group’s maximum exposure to loss presented in the table above does not include the benefit of offsetting financial instruments that are held to mitigate the risks associated with these variable interests. Furthermore, the Group’s maximum exposure to loss presented in the table above is not reduced by the amount of collateral held as part of the transaction with the VIE or any party to the VIE directly against a specific exposure to loss.
Asset-backed commercial paper/loan programs
The MHFG Group manages several asset-backed commercial paper/loan programs that provide its clients with off-balance-sheet
and/or cost-effective financing. The VIEs used in the programs purchase financial assets, primarily receivables, from clients participating in the programs and provide liquidity through the issuance of commercial paper or borrowings from the Group backed by the financial assets. While customers normally continue to service the transferred receivables, the Group underwrites, distributes, and makes a market in commercial paper issued by the conduits. The Group typically provides program-wide liquidity and credit support facilities and, in some instances, financing to the VIEs. The Group has the power to determine which assets will be held by the VIEs and has an obligation to monitor these assets. The Group is also responsible for liability management. In addition, through the liquidity and credit support facilities provided to the VIEs, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidates such VIEs.
Asset-backed securitizations
The MHFG Group acts as an arranger of various types of structured finance schemes to meet its clients’ needs for off-balance-sheet
financing. In substantially all of these structured financing transactions, the transfer of the financial asset by the client is structured to be bankruptcy remote by use of a bankruptcy remote entity, which is deemed to be a VIE because its equity holder does not have decision making rights. The Group receives fees for structuring and/or distributing the securities sold to investors. In some cases, the Group itself purchases the securities issued by the entities and/or provides loans to the VIEs.
In addition, the MHFG Group establishes several single-issue and multi-issue special purpose entities that issue collateralized debt obligations (“CDO”) or CLO, synthetic CDO/CLO or other repackaged instruments to meet clients’ and investors’ financial needs. The Group also arranges securitization transactions including CMBS, RMBS and others. In these transactions, the Group acts as an underwriter, placement agent, asset manager, derivatives counterparty, and/or investor in debt and equity instruments.

In these cases, the MHFG Group considers that these variable interests are not significant as the Group does not have material balance sheet or off-balance
exposure at risk related to these variable interests. However, when the Group has invested in securities issued by the VIEs and/or provides loans to the VIEs and its investment is most part of shares, such variable interests are deemed to be “significant.” In certain VIEs, where the Group provides liquidity and credit support facilities, writes credit protection or invests in debt or equity instruments in its role as an arranger, servicer, administrator or asset manager, etc., the Group has the power to determine which assets will be held by the VIEs or to manage and monitor these assets. In addition, through the variable interests above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIEs. Therefore, the Group consolidates such VIEs.
The MHFG Group manages Tender Option Bond (“TOB”) programs which are associated with trusts that hold highly-rated, fixed-rate and tax-exempt
municipal bonds. The trust finances the purchase of their municipal bonds by issuing two types of certificates: (1) short-term puttable and floating-rate certificates (“floaters”), typically purchased by money market funds and (2) certificates that earn all excess cash flow received by the trust after floaters and fees are paid (“residuals”), purchased by the transferor of the municipal bond to the trust as a sponsor. The Group is engaged in two types of TOB trusts: customer TOB trusts and non-customer
TOB trusts. Customer TOB trusts are those for which the residuals are purchased by customers of the Group, whereas the residuals issued by non-customer
TOB trusts are purchased by the Group. Both types of TOB trusts are deemed to be VIEs because its equity holder does not have decision making rights. The Group considers that it is a “significant” variable interest when the Group has the residuals as a sponsor and/or provides liquidity and credit support facilities. The Group often commits to provide liquidity to customer TOB trusts and the residual holders of customer TOB trusts are obligated to reimburse the Group for any payment the Group makes under those liquidity and credit support facilities. In non-customer
TOB trusts, where the Group holds the residuals as a sponsor, the Group has the power to determine which assets will be held by the VIEs or to manage and monitor these assets. In addition, through the variable interests above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIEs. Therefore, the Group consolidates such VIEs. Customer TOB trusts are not consolidated in the financial statements of the Group, as the residuals are held by customers and the Group does not have power to determine which assets will be held by the VIEs or to manage and monitor these assets.
Investments in securitization products
The MHFG Group invests in, among other things, various types of CDO/CLO, synthetic CDO/CLO and repackaged instruments, CMBS and RMBS arranged by third parties for the purpose of generating current income or capital appreciation, which all utilize entities that are deemed to be VIEs. By design, such investments were investment grade at issuance and held by a diverse group of investors. The potential loss amounts of the securities and the loans are generally limited to the amounts invested because the Group has no contractual involvement in such VIEs beyond its investments. Since the Group is involved in these VIEs only as an investor, the Group does not ordinarily have the power to direct the VIEs’ activities that most significantly impact the VIEs’ economic performance. Similar to the criteria noted in the asset-backed securitization section, the Group views this investment activity to be “significant” when it has a large investment share and/or provides loans to the VIEs. The Group consolidates VIEs, where the transactions are tailored by the third-party arrangers to meet the Group’s needs as a main investor, who is ultimately deemed to have the power to determine which assets are to be held by the VIEs. The Group also invests in certain beneficial interests issued by VIEs which hold real estate that the Group utilizes. In addition to these variable interests, when the Group has the power including the sole unilateral ability to liquidate the VIEs, the Group consolidates such VIEs.

Investment funds
The MHFG Group invests in various investment funds, including securities investment trusts, which collectively invest in equity and debt securities that include listed Japanese securities and investment grade bonds. Investment advisory companies or fund management companies, including the Group’s subsidiaries and affiliates, administer and make investment decisions about such investment funds. The Group considers that it is a “significant” variable interest when the Group’s investment share is greater than threshold. The Group consolidates certain investment funds where it is deemed to be the primary beneficiary.
The MHFG Group determines whether it is the primary beneficiary by evaluating whether it has both (1) the power to make investment decisions about the investment funds and (2) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the investment funds. The Group consolidates certain investment funds where it is deemed to be the primary beneficiary.
Trust arrangements
The MHFG Group offers a variety of asset management and administration services under trust arrangements including security investment trusts, pension trusts and trusts used in the securitization of assets originated by and transferred to third parties. The Group receives trust fees for providing services as an agent or fiduciary on behalf of beneficiaries. In these cases, the Group considers that these variable interests are not significant except for its specific involvement as noted below.
With respect to guaranteed principal money trust products, the MHFG Group assumes certain risks by providing guarantees for the repayment of principal as required by the trust agreements or relevant Japanese legislation. The Group manages entrusted funds primarily through the origination of high-quality loans and other credit-related products, investing in investment grade marketable securities such as Japanese government bonds and placing cash with the Group’s subsidiary trust banks. The Group has the power to determine which assets will be held by the VIEs or to manage these assets. In addition, through the principal guarantee agreements, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidates such VIEs. However, the Group does not consolidate certain guaranteed principal money trusts, which invest all the entrusted funds in the Group itself, as the Group has determined that it has no variable interests. See Note 14 “Commitments and contingencies” for the balances of guaranteed trust principal that are not consolidated at March 31, 2023 and September 30, 2023.
With respect to
non-guaranteed
trust arrangements, the MHFG Group manages and administers assets on behalf of its customers (trust beneficiaries) in the capacity of a trustee and fiduciary. For substantially all non-guaranteed
trust arrangements, the Group generally does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance or has neither the obligation to absorb losses nor the right to receive benefits that could potentially be significant to the VIEs. Therefore, such trust accounts are not included in the consolidated financial statements of the Group.
The MHFG Group established a trust in August 2020, which holds the Group’s housing loans and in turn issues beneficiary interests to the Group. The Group pledges the beneficiary interests as a collateral for borrowing from the Bank of Japan. In its role as a servicer, the Group has power to direct the entity’s activities that most significantly impact the entity’s economic performance by managing mortgage loans owned by a trust. The Group considers that it is a “significant” variable interest since the Group can determine which assets will be held by the VIE. In addition, through the beneficiary interest, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIE. Therefore, the Group consolidates the VIE.

Special purpose entities created for structured finance
The MHFG Group is involved in real estate, commercial aircraft and other vessel and machinery and equipment financing to VIEs and financing in securitized receivable. As the Group typically only provides senior financing with credit enhanced by subordinated interests and may sometimes act as an interest rate swap counterparty, the Group has determined that it does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance, or it does not have significant variable interests. Therefore, the Group does not consolidate such VIEs.
Funding Vehicles
The MHFG Group established a wholly-owned
off-shore
vehicle which issued subordinated bonds that are fully guaranteed by the Group, to investors unrelated to the Group to fund purchases of subordinated bonds issued by the Group. The entity is considered VIE because it lacks sufficient equity to finance its activities; however, the Group’s investment in the vehicle’s equity is not a variable interest because the investment is not considered to be at risk as the entire amount raised by the vehicle was used to purchase subordinated bonds issued by the Group. Because the Group does not have variable interests in the vehicle, the Group does not consolidate the entity. Subordinated bonds issued by the Group, which are included in
Long-term
debt, were
¥
200
 billion and ¥
224
 billion at March
31
,
2023
and September
30
,
2023
, respectively.
Securitization
The MHFG Group engages in securitization activities and securitizes mortgage loans, other loans, government and corporate securities and other types of financial assets in the normal course of business. In these securitization transactions, the Group records the transfer of a financial asset as a sale when all the accounting criteria for a sale under ASC 860, “Transfers and Servicing” (“ASC860”) are met. These criteria are (1) the transferred financial assets are legally isolated from the Group’s creditors, (2) the transferee or beneficial interest holder has the right to pledge or exchange the transferred financial assets, and (3) the Group does not maintain effective control over the transferred financial assets. If all the criteria are not met, the transfer is accounted for as a secured borrowing.
For the six months ended September 30, 2022 and 2023, the MHFG Group neither made significant transfers of financial assets nor recognized significant gains or losses in securitization transactions accounted for as sales. The Group did not retain significant interests in securitization transactions accounted for as sales as of March 31, 2023 and September 30, 2023.